Notes payable	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Disclosure of borrowings [text block]
25.
Notes payable

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Included in non-current liabilities
Notes payable	5,536	5,636

In September 2020, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below.

	Principal amount (US$’million)	Carrying amount at December 31, 2022 (RMB’million)	Carrying amount at December 31, 2023 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	2,082	2,120	1.375%	2025
2030 Notes	500	3,454	3,516	2.000%	2030
	800	5,536	5,636

Notes payable issued by the Company were recognized initially at fair value and subsequently carried at amortized cost.

The fair values of notes payable as at December 31, 2023 was US$687 million (equivalents to approximately RMB4,878 million). The fair values of notes payable are based on the quoted market prices at the end of reporting period.

All the notes payable were included in non-current liabilities. Interest is payable semi-annually in arrears on and of each year, beginning in March 2021. The total cash outflow in financing activities for interest paid of notes payable in the years ended December 31, 2021, 2022 and 2023 was RMB91 million, RMB94 million and RMB101 million, respectively.